Key Management Personnel Compensation - Schedule of Compensation to Key Management Personnel of the Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key Management Personnel Compensation [Abstract]
Salaries, allowances and other benefits	$ 1,735,928	$ 1,384,247	$ 1,761,735
Equity-settled share-based payment expense	2,076,504	4,869,487	14,430,835
Reversal of other long-term employee benefits		(69,207)	(1,525,014)
Pension scheme contributions	28,088	19,189	16,226
Total	$ 3,840,520	$ 6,203,716	$ 14,683,782